Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consist of the following:
	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
Office electronic equipment	1,381,602	1,381,602	191,204
Office fixtures and furniture	35,533	65,740	9,098
Vehicles	1,201,452	1,201,452	166,273
Building	24,825,710	24,825,710	3,435,704
Leasehold improvements	1,153,205	1,153,205	159,595
Subtotal	28,597,502	28,627,709	3,961,874
Less: accumulated depreciation	(4,449,209)	(5,202,994)	(720,058)
Total	24,148,293	23,424,715	3,241,816